JPMorgan International Growth ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS — 99.0%
Australia — 2.5%
CSL Ltd.	2,334	453,969
IDP Education Ltd.	20,876	197,717

		651,686

Canada — 6.0%
Alimentation Couche-Tard, Inc., Class B	8,523	296,201
Canadian National Railway Co.	3,992	389,946
Canadian Pacific Railway Ltd.	1,224	336,619
Shopify, Inc., Class A*	524	535,865

		1,558,631

China — 12.1%
Alibaba Group Holding Ltd., ADR*	5,306	1,331,912
Ping An Insurance Group Co. of China Ltd., Class H	25,500	269,056
Tencent Holdings Ltd.	17,000	1,166,170
Wuxi Biologics Cayman, Inc.*(a)	17,000	350,946

		3,118,084

Denmark — 5.1%
Genmab A/S*	986	339,388
Novo Nordisk A/S, Class B	8,903	584,149
Orsted A/S(a)	2,686	382,822

		1,306,359

Finland — 1.5%
Kone OYJ, Class B	4,777	379,335

France — 5.7%
L’Oreal SA	1,547	519,216
LVMH Moet Hennessy Louis Vuitton SE	1,292	561,818
Safran SA*	3,757	399,563

		1,480,597

Germany — 12.6%
adidas AG*	1,360	375,057
Beiersdorf AG	2,329	278,095
Delivery Hero SE*(a)	4,352	499,572
Deutsche Boerse AG	1,817	330,592
SAP SE	3,621	571,587
Sartorius AG (Preference)	765	294,343
Symrise AG	2,618	327,278
Vonovia SE	4,267	275,801
Zalando SE*(a)	4,352	314,172

		3,266,497

Hong Kong — 5.2%
AIA Group Ltd.	54,400	490,522
Hong Kong Exchanges & Clearing Ltd.	10,200	485,654
Techtronic Industries Co. Ltd.	34,000	355,607

		1,331,783

India — 1.2%
HDFC Bank Ltd., ADR*	6,346	296,675

Indonesia — 1.2%
Bank Central Asia Tbk. PT	147,900	316,798

Japan — 8.1%
Daikin Industries Ltd.	2,000	351,893
Hoya Corp.	3,700	364,892
Keyence Corp.	1,400	590,362
SMC Corp.	500	262,775
Sony Corp.	6,800	528,326

		2,098,248

Netherlands — 5.4%
Adyen NV*(a)	256	427,304
Argenx SE*	1,043	240,674
ASML Holding NV	2,023	719,252

		1,387,230

New Zealand — 1.2%
Xero Ltd.*	4,658	298,549

Spain — 0.7%
Cellnex Telecom SA(a)	2,823	177,664

Sweden — 2.4%
Assa Abloy AB, Class B	12,376	273,215
Atlas Copco AB, Class A	7,599	337,331

		610,546

Switzerland — 10.5%
Lonza Group AG (Registered)	782	489,012
Nestle SA (Registered)	9,420	1,120,243
Partners Group Holding AG	255	247,021
Roche Holding AG	2,465	853,769

		2,710,045

Taiwan — 6.5%
Sea Ltd., ADR*	3,444	420,857
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	16,077	1,268,314

		1,689,171

United Kingdom — 8.4%
Diageo plc	12,359	452,224
Intertek Group plc	4,199	295,312
Linde plc	1,552	377,721
London Stock Exchange Group plc	3,842	424,383
RELX plc	18,027	382,016
Smith & Nephew plc	12,614	248,968

		2,180,624

United States — 2.7%
EPAM Systems, Inc.*	1,052	305,164
Spotify Technology SA*	1,531	394,723

		699,887

TOTAL COMMON STOCKS (Cost $22,775,241)		25,558,409

	No. of Rights
RIGHTS — 0.0%(b)
Spain — 0.0%(b)
Cellnex Telecom SA, expiring 8/7/2020* (Cost $—)	2,823	11,805

JPMorgan International Growth ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

Investments	Shares	Value ($)
SHORT-TERM INVESTMENTS — 0.1%
INVESTMENT COMPANIES — 0.1%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.10%(c)(d) (Cost $26,789)	26,789	26,789

Total Investments — 99.1% (Cost $22,802,030)		25,597,003
Other Assets Less Liabilities — 0.9%		228,910

Net Assets — 100.0%		25,825,913

Percentages indicated are based on net assets.

Summary of Investments by Industry, July 31, 2020

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Internet & Direct Marketing Retail	8.4%
Semiconductors & Semiconductor Equipment	7.8
Capital Markets	5.8
Pharmaceuticals	5.6
Machinery	5.2
IT Services	4.9
Interactive Media & Services	4.6
Food Products	4.4
Biotechnology	4.0
Textiles, Apparel & Luxury Goods	3.7
Health Care Equipment & Supplies	3.5
Software	3.4
Life Sciences Tools & Services	3.3
Entertainment	3.2
Personal Products	3.1
Insurance	3.0
Road & Rail	2.8
Chemicals	2.7
Professional Services	2.6
Building Products	2.4
Banks	2.4
Electronic Equipment, Instruments & Components	2.3
Household Durables	2.1
Beverages	1.8
Aerospace & Defense	1.6
Electric Utilities	1.5
Food & Staples Retailing	1.2
Real Estate Management & Development	1.1
Others (each less than 1.0%)	1.5
Short-Term Investments	0.1

JPMorgan International Growth ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

Abbreviations
ADR	American Depositary Receipt
OYJ	Public Limited Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
PT	Limited liability company

(a)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(b)	Amount rounds to less than 0.1% of net assets.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of July 31, 2020.
*	Non-income producing security.

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan International Growth ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$651,686	$—	$651,686
Canada	1,558,631	—	—	1,558,631
China	1,331,912	1,786,172	—	3,118,084
Denmark	382,822	923,537	—	1,306,359
Finland	—	379,335	—	379,335
France	—	1,480,597	—	1,480,597
Germany	—	3,266,497	—	3,266,497
Hong Kong	—	1,331,783	—	1,331,783
India	296,675	—	—	296,675
Indonesia	—	316,798	—	316,798
Japan	—	2,098,248	—	2,098,248
Netherlands	427,304	959,926	—	1,387,230
New Zealand	—	298,549	—	298,549
Spain	—	177,664	—	177,664
Sweden	—	610,546	—	610,546
Switzerland	—	2,710,045	—	2,710,045
Taiwan	1,689,171	—	—	1,689,171
United Kingdom	382,016	1,798,608	—	2,180,624
United States	699,887	—	—	699,887

Total Common Stocks	6,768,418	18,789,991	—	25,558,409

Rights	11,805	—	—	11,805
Short-Term Investments
Investment Companies	26,789	—	—	26,789

Total Investments in Securities	$6,807,012	$18,789,991	$—	$25,597,003

B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund’s distributions may be reinvested into the Underlying Fund. Reinvestment amounts are included in the purchase cost amount in the table below.

For the period ended July 31, 2020
Security Description	Value at May 20, 2020 (a)	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2020	Shares at July 31, 2020	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.10%(b)(c)	$—	$962,157	$935,368	$—	$—	$26,789	26,789	$35	$—

(a)	Commencement of operations was May 20, 2020.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of July 31, 2020.